SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On January 29, February 11, February 27, and March 14, 2019, we drew down advances of $1,000,000, $650,000, $750,000 and $900,000, respectively, available under a loan and security agreement (the “Loan and Security Agreement”) with Energy Capital entered into on October 1, 2018 (the “Loan Agreement”) by the Company and Energy Capital (the “Loan”). The advance proceeds will be utilized primarily for operating capital. The principal amount outstanding under the Loan bears interest at a per annum rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%. The Loan Agreement contains customary events of default and affirmative and negative covenants for transactions of this nature. Upon an event of default, Energy Capital has the right to require the Company to prepay the outstanding principal amount of the Loan plus all accrued and unpaid interest. All amounts outstanding under the Loan are secured by a lien on the Company’s assets, subject to terms of outstanding debt obligations, and become due and payable on the earlier to occur of September 30, 2019 or the completion by the Company of a capital raise with minimum proceeds to the Company of $20 million.